Share-Based Compensation - Summary of option activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 01, 2018 shares	Dec. 01, 2017 shares	May 02, 2017 shares	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2018 USD ($) $ / shares ¥ / shares shares	Aug. 31, 2017 CNY (¥) ¥ / shares shares	Aug. 31, 2018 CNY (¥) ¥ / shares shares	Aug. 31, 2016 CNY (¥) ¥ / shares
Amended 2015 Plan
Weighted average exercise price
Outstanding (in dollars per share) | $ / shares				$ 0.03	$ 0.03
Granted (in dollars per share) | $ / shares				0.03
Forfeited (in dollars per share) | $ / shares				0.08
Vested and expected to vest at end of period (in dollars per share) | $ / shares				0.03	0.03
Weighted average grant date fair value
Outstanding (in dollars per share) | $ / shares				0.16	$ 0.16
Granted (in dollars per share) | $ / shares				0.16
Forfeited (in dollars per share) | $ / shares				0.09
Vested and expected to vest at end of period (in dollars per share) | $ / shares				$ 0.16
Aggregate intrinsic value and weighted average remaining contractual term
Aggregate intrinsic value - Outstanding | $				$ 54,133	$ 54,133
Aggregate intrinsic value - Vested and expected to vest at end of period | $				$ 54,133	$ 54,133
Weighted average remaining contractual term - Outstanding				8 years 7 months 2 days	8 years 7 months 2 days
Weighted average remaining contractual term - Vested and expected to vest at end of period				8 years 7 months 2 days	8 years 7 months 2 days
Weighted average purchase price
Forfeited (in dollars per share) | $ / shares				$ 0.08
Unvested awards aggregate intrinsic value | ¥							¥ 371,969
Unrecognized share-based compensation expense | ¥						¥ 59,935	¥ 59,935
Weighted-average period of expected recognition (in years)				1 year 11 days	1 year 11 days
Amended 2015 Plan | Share options
Number of share options
Granted (in shares) | shares	49,634,837	16,442,655		303,995,200	303,995,200
Forfeited (in shares) | shares				2,804,550	2,804,550
Outstanding at end of period (in shares) | shares				301,190,650	301,190,650
Vested and expected to vest at end of period (in shares) | shares				301,190,650	301,190,650		301,190,650
Shanghai OneSmart | 2015 Plan
Weighted average exercise price
Outstanding (in dollars per share)						¥ 1.00		¥ 1.00
Forfeited (in dollars per share)					$ 1.00	1.00
Expected to vest (in dollars per share)						1.00
Weighted average grant date fair value
Outstanding (in dollars per share)						74.63		¥ 74.63
Forfeited (in dollars per share)					74.63	74.63
Expected to vest (in dollars per share)						¥ 74.63
Aggregate intrinsic value and weighted average remaining contractual term
Aggregate intrinsic value - Outstanding | ¥						¥ 30,082		¥ 23,114
Aggregate intrinsic value - Expected to vest | ¥						¥ 30,082
Weighted average purchase price
Forfeited (in dollars per share)					$ 1.00	¥ 1.00
Shanghai OneSmart | 2015 Plan | Share options
Number of share options
Outstanding at beginning of period (in shares) | shares				647,164	647,164	740,171
Forfeited (in shares) | shares				647,164	647,164	93,007
Outstanding at end of period (in shares) | shares						647,164
Expected to vest (in shares) | shares						647,164
Shanghai OneSmart | Domestic Plan
Weighted average purchase price
Total share-based compensation expense relating to awards expected to vest not yet recognized | ¥							¥ 0
Shanghai OneSmart | Domestic Plan | Share options
Number of share options
Outstanding at beginning of period (in shares) | shares				120,000	120,000
Granted (in shares) | shares			120,000			120,000
Outstanding at end of period (in shares) | shares				120,000	120,000	120,000
Vested and expected to vest at end of period (in shares) | shares				60,000	60,000	60,000	60,000
Weighted average exercise price
Granted (in dollars per share)						¥ 93.33
Vested and expected to vest at end of period (in dollars per share)						93.33
Weighted average grant date fair value
Outstanding (in dollars per share)						151.19	¥ 151.19
Granted (in dollars per share)						151.19
Vested and expected to vest at end of period (in dollars per share)					$ 151.19	¥ 151.19
Aggregate intrinsic value and weighted average remaining contractual term
Aggregate intrinsic value - Outstanding | ¥						¥ 7,023	¥ 79,990
Aggregate intrinsic value - Vested and expected to vest at end of period | ¥						¥ 4,751	¥ 40,795
Weighted average purchase price
Outstanding (in dollars per share)						¥ 93.33	¥ 93.33
Vested and expected to vest at end of period (in dollars per share)							¥ 93.33